Supplemental Guarantor Condensed Consolidating Financials - Supplemental Condensed Consolidating Statements of Comprehensive (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended						6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Parent/Issuer [Member]	Sep. 24, 2011 Parent/Issuer [Member]	Sep. 25, 2010 Parent/Issuer [Member]	Jun. 30, 2012 Parent/Issuer [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Parent/Issuer [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Guarantor Subsidiaries [Member]	Sep. 24, 2011 Guarantor Subsidiaries [Member]	Sep. 25, 2010 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Non-Guarantor Subsidiaries [Member)	Sep. 24, 2011 Non-Guarantor Subsidiaries [Member)	Sep. 25, 2010 Non-Guarantor Subsidiaries [Member)	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Eliminations [Member]	Sep. 24, 2011 Eliminations [Member]	Sep. 25, 2010 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Eliminations [Member] GEN-PROBE INCORPORATED [Member]
Net (loss) income	$ (77,767)	$ 23,594	$ (40,273)	$ 20,812	$ 27,569	$ 36,196	$ 82,445	$ 10,940	$ (73,634)	$ 157,150	$ (62,813)	$ 19,859	$ (15,356)	$ 22,344	$ 23,277	$ 27,238	$ 27,396	$ 28,110	$ 24,193	$ 42,175	$ 45,621	$ 50,124	$ 106,937	$ 91,783	$ (73,634)	$ 157,150	$ (62,813)			$ 37,385	$ 140,476	$ (70,345)	$ 42,175	$ 50,124	$ (2,640)	$ (3,641)	$ 8,544	$ (2,730)	$ (11,974)	$ (34,745)	$ (136,835)	$ 61,801	$ 2,730	$ 11,974
Foreign currency translation adjustment									6,217	1,088	(4,763)									157		(521)	(1,665)	2,705	836	(1,127)	2			(527)	(121)	1,105		(454)	5,908	2,336	(5,870)	(39)	(381)	0			196	314
Adjustment to minimum pension liability, net of taxes									(1,484)	764	(2,122)																								(1,484)	764	(2,122)			0
Change in net unrealized loss on marketable securities, net of income tax benefit																				(967)	(10,180)	3,045	2,097	5,693									(967)	3,196					(151)
Unrealized gain on available-for-sale security, net of taxes									62											(2,596)	(11,322)	3,045	2,097	5,693						62										0
Reclassification of net realized gain on marketable securities, net of income tax expense																				(1,629)	(1,142)	(3,515)	(4,370)	(6,837)									(1,629)	(3,745)					230
Other comprehensive income (loss)									4,795	1,852	(6,885)											(991)	(3,938)	1,561	836	(1,127)	2			(465)	(121)	1,105			4,424	3,100	(7,992)			0		0
Comprehensive (loss) income									$ (68,839)	$ 159,002	$ (69,698)									$ 39,736	$ 37,472	$ 49,133	$ 102,999	$ 93,344	$ (72,798)	$ 156,023	$ (62,811)	$ 0	$ 0	$ 36,920	$ 140,355	$ (69,240)	$ 39,579	$ 49,121	$ 1,784	$ (541)	$ 552	$ (2,769)	$ (12,276)	$ (34,745)	$ (136,835)	$ 61,801	$ 2,926	$ 12,288